DEPOSITS	3 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
DEPOSITS

NOTE 8 - DEPOSITS

Time deposits of $100,000 or more were $60,157,000, $61,406,000 and $67,306,000 at December 31, 2013, and September 30, 2013 and 2012.

Scheduled maturities of time deposits for the next five years were as follows (in thousands):

	December 31,	September 30,
	2013	2013
2014	$65,770	$68,378
2015	17,584	17,736
2016	12,527	13,516
2017	23,096	19,343
2018	2,731	5,816
Total	$121,708	$124,789

 At December 31, 2013, September 30, 2013 and 2012, generally accounts in excess of $250,000 are not federally insured.